Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Summary of Breakdown of Provisions
a)	The breakdown of provisions as of December 31, 2017 and 2016, is as follows:

	Current		Non-current
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings (1)	3,497,786	4,694,579	13,936,190	5,308,206
Decommissioning or restoration (2)	—	—	64,486,647	57,798,702
Other provisions	2,138,385	1,798,953	—	—
Total	5,636,171	6,493,532	78,422,837	63,106,908

(1)	Provision for legal proceedings mainly consist of the contingencies related to lawsuits on administrative sanctions from our regulators.
(2)	Provision for decommissioning or restorations arises from the Bocamina II project and San Isidro Power Plant.

The expected timing and amount of any cash outflows related to the above provisions is uncertain and depends on the final resolution of the provisioned matters.

Summary of Changes in Provisions
b)	Changes in provisions as of December 31, 2017 and 2016, are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environment and Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance at January 1, 2017	10,002,785	57,798,702	1,798,953	69,600,440
Increase (decrease) in existing provisions (1)	12,159,920	4,340,858	339,432	16,840,210
Provisions used	(2,995,017)	—	—	(2,995,017)
Reversal of unused provision	(1,728,788)	—	—	(1,728,788)
Increase from adjustment to time value of money (2)	—	2,347,087	—	2,347,087
Foreign currency translation	(4,924)	—	—	(4,924)
Total changes in provisions	7,431,191	6,687,945	339,432	14,458,568
Balance at December 31, 2017	17,433,976	64,486,647	2,138,385	84,059,008

	Legal Proceedings	Decommissioning or Restoration	Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance at January 1, 2016	14,829,364	51,085,542	6,530,429	72,445,335
Increase (decrease) in existing provisions	111,723	4,161,948	(4,731,476)	(457,805)
Provisions used	(4,948,439)	—	—	(4,948,439)
Increase from adjustment to time value of money	—	2,551,212	—	2,551,212
Foreign currency translation	10,137	—	—	10,137
Total changes in provisions	(4,826,579)	6,713,160	(4,731,476)	(2,844,895)
Balance at December 31, 2016	10,002,785	57,798,702	1,798,953	69,600,440

(1) The increase in existing provisions in the year 2017 it is mainly due to sanctions taken by the Superintendency of Electricity and Fuels to Enel Distribución for an amount of ThCh $ 11,840,322. See note 35.

(2)	See Note 31.